Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue By Timing

Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 22.

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2018:
Revenue recognized at a point in time	1,286,100	993,658	305,457	599,766	(106,318)	3,078,663
Revenue recognized over time	521,201	14,507	132,121	205,445	—	873,274
Total	1,807,301	1,008,165	437,578	805,211	(106,318)	3,951,937

Schedule of Impact of Adoption of Revenue Standard on Consolidated Financial Statements

The impacts of adoption of new revenue standard on Canon’s consolidated balance sheet as of December 31, 2018 and the consolidated statement of income for the year ended December 31, 2018 were as follows.

Consolidated Balance Sheet

	December 31, 2018
	As Reported	Balance under historical accounting policy	Effect of Change
	(Millions of yen)
Assets
Trade receivables, net	612,953	657,419	(44,466)
Inventories	611,281	614,243	(2,962)
Prepaid expenses and other current assets	304,346	253,547	50,799

Other assets	397,974	397,949	25

Total assets	4,899,465	4,896,069	3,396

Liabilities and equity
Accrued expenses	321,137	319,416	1,721
Other current liabilities	276,237	274,741	1,496

Total liabilities	1,881,552	1,878,335	3,217

Retained earnings	3,508,908	3,508,704	204
Noncontrolling interests	190,311	190,336	(25)

Total equity	3,017,913	3,017,734	179

Consolidated Statement of Income

	For the year ended December 31, 2018
	As Reported	Amount under historical accounting policy	Effect of Change
	(Millions of yen)
Net sales
Products and Equipment	3,194,724	3,383,566	(188,842)
Services	757,213	567,582	189,631

	3,951,937	3,951,148	789
Cost of sales
Products and Equipment	1,762,171	1,783,798	(21,627)
Services	354,212	216,513	137,699

	2,116,383	2,000,311	116,072

Gross profit	1,835,554	1,950,837	(115,283)
Selling, general and administrative expenses	1,176,760	1,292,460	(115,700)

Operating profit	342,952	342,535	417
Income before income taxes	362,892	362,475	417

Income taxes	96,150	96,094	56

Consolidated net income	266,742	266,381	361

Less: Net income attributable to noncontrolling interests	13,987	13,936	51

Net income attributable to Canon Inc.	252,755	252,445	310